Federated Hermes Trust for U S Treasury Obligations Average Annual Total Returns - Service Shares [Member] - SS	12 Months Ended	30 Months Ended
	Dec. 31, 2025	Dec. 31, 2025
Prospectus [Line Items]
Average Annual Return, Percent	3.89%	4.51%
Performance Inception Date		Jul. 03, 2023